Performance Management	Feb. 28, 2025
SRH REIT Covered Call ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at SRHfunds.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.524.9155.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	12.87%	Q3/2024
Lowest Return	-6.22%	Q4/2024

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	12.87%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(6.22%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	Since Inception (November 1, 2023)
Returns before taxes	3.79%	19.54%
Returns after taxes on distributions	1.49%	16.92%
Returns after taxes on distributions and sale of Fund shares	2.45%	13.98%
Morningstar US Real Estate Sector Index(reflects no deduction for fees, expenses or taxes)	5.03%	23.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	SRHfunds.com
Performance Availability Phone [Text]	1.877.524.9155
SRH U.S. Quality GARP ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at SRHfunds.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.524.9155.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	12.58%	Q3/2024
Lowest Return	-4.12%	Q2/2024

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	12.58%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(4.12%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	1 Year	Since Inception (October 4, 2022)
Returns before taxes	16.53%	19.07%
Returns after taxes on distributions	16.34%	18.72%
Returns after taxes on distributions and sale of Fund shares	9.91%	14.74%

S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	23.54%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	SRHfunds.com
Performance Availability Phone [Text]	1.877.524.9155
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. Past performance may not indicate future results.

Performance Past Does Not Indicate Future [Text]	Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.True-Shares.com
TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. Past performance may not indicate future results.

Performance Past Does Not Indicate Future [Text]	Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.True-Shares.com